Operating Expenses - Schedule of Operating expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about operating expenses [line items]
Point expenses	¥ 60,195	¥ 50,362	¥ 45,402
Settlement related cost	48,731	43,662	39,992
Employee benefit expenses	47,641	41,483	37,764
Professional and outsourcing services expenses	28,099	28,767	34,800
Provision for loss allowance	24,923	23,942	23,006
Depreciation and amortization	23,758	20,093	17,549
License fees	18,899	18,027	15,899
Interest expenses	10,590	4,254	1,931
Advertising and promotion expenses	10,006	10,731	11,458
Tax and charges	5,943	5,052	6,518
Amortization of contract cost	1,724	1,297	1,043
Other	20,071	15,898	19,238
Subtotal	90,991	75,352	73,636
Total	300,580	263,568	254,600
Inter-segment Eliminations
Disclosure of detailed information about operating expenses [line items]
Settlement related cost	(799)	(575)	(500)
Employee benefit expenses	(14)
Professional and outsourcing services expenses	(357)	(117)	(172)
Interest expenses	(327)	(652)	(1,427)
Advertising and promotion expenses	(303)	(693)	(547)
Other	(1,121)	(779)	(258)
Subtotal	(1,751)	(2,124)	(2,232)
Total	(2,921)	(2,816)	(2,904)
Payment
Disclosure of detailed information about operating expenses [line items]
Point expenses	60,195	50,362	45,402
Settlement related cost	37,817	33,645	30,660
Employee benefit expenses	36,790	32,984	30,981
Professional and outsourcing services expenses	20,336	19,887	26,456
Provision for loss allowance	23,861	23,368	22,650
Depreciation and amortization	17,018	14,705	12,849
License fees	18,060	18,027	15,899
Interest expenses	3,920	2,628	2,814
Advertising and promotion expenses	7,281	6,896	7,955
Tax and charges	3,889	3,038	4,270
Amortization of contract cost	1,724	1,297	1,043
Other	15,831	11,061	14,105
Subtotal	67,723	57,652	58,935
Total	246,722	217,898	215,084
Financial Service
Disclosure of detailed information about operating expenses [line items]
Settlement related cost	11,713	10,592	9,832
Employee benefit expenses	10,865	8,499	6,783
Professional and outsourcing services expenses	8,120	8,997	8,516
Provision for loss allowance	1,062	574	356
Depreciation and amortization	6,740	5,388	4,700
License fees	839
Interest expenses	6,997	2,278	544
Advertising and promotion expenses	3,028	4,528	4,050
Tax and charges	2,054	2,014	2,248
Other	5,361	5,616	5,391
Subtotal	25,019	19,824	16,933
Total	¥ 56,779	¥ 48,486	¥ 42,420